UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014


[LOGO OF USAA]
   USAA(R)

                                [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

 ======================================================

       SEMIANNUAL REPORT
       USAA TREASURY MONEY MARKET TRUST(R)
       NOVEMBER 30, 2014

 ======================================================

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

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PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

--------------------------------------------------------------------------------

JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

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

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copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

    Portfolio of Investments                                                  8

    Notes to Portfolio of Investments                                         9

    Financial Statements                                                     11

    Notes to Financial Statements                                            14

EXPENSE EXAMPLE                                                              22

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA TREASURY MONEY MARKET TRUST (THE FUND) PROVIDES INVESTORS MAXIMUM CURRENT INCOME WHILE MAINTAINING THE HIGHEST DEGREE OF SAFETY AND LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in U.S. government securities with maturities of 397 days or less, which include U.S. Treasury bills, notes, and bonds; repurchase agreements collateralized by such obligations; and other obligations of the U.S. Treasury. The 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Asset Management Company

--------------------------------------------------------------------------------

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    When the reporting period began, longer-term U.S. Treasury interest rates declined, continuing the downward trend that started in January 2014 when the Federal Reserve (the Fed) began reducing its quantitative easing asset purchases once economic data indicated a strengthening of the U.S. economy. The Fed continued to taper, or reduce, its asset purchases throughout the reporting period and ended its quantitative easing program this past October.

    Longer-term U.S. Treasury interest rates ended the reporting period lower than where they began. In September of 2014, they surged on news of improving U.S. economic data, but they fell back later in the month. In early October, as global economic weakness and geopolitical tensions drove a flight to quality assets, longer-term rates fell and continued to decline through the end of the period.

    Yields on money market mutual funds remained at or near 0% throughout the reporting period, as the Fed continued its accommodative monetary policy - holding the target federal funds target rate between 0% and 0.25%. Despite exceptionally low absolute yields, investors continued to rely on money market funds for the safety and liquidity they provided.

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2  | USAA TREASURY MONEY MARKET TRUST

================================================================================

o HOW DID THE USAA TREASURY MONEY MARKET TRUST (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    For the six-month reporting period ended November 30, 2014, the seven-day yield on the Fund remained at 0.00%. The total return for the same period was less than 0.01%, compared to an average of less than 0.01% for all money market funds ranked by iMoneyNet, Inc.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   HOW DID YOU MANAGE THE FUND DURING THE REPORTING PERIOD?

    In keeping with our investment approach, we continued to invest in maturities of 397 days or less that are backed by the full faith and credit of the U.S. government. With little expectation that short-term rates would rise over the near term, and given the limited opportunities to capture relative value, we generally maintained the portfolio's duration which measures the Fund's sensitivity to interest rates. We continued to invest primarily in eligible short-term repurchase agreements with approved counterparties.

    Thank you for your continued investment in the Fund.

    Refer to page 5 for the iMoneyNet, Inc. definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

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INVESTMENT OVERVIEW

USAA TREASURY MONEY MARKET TRUST (THE FUND)
(Ticker Symbol: UATXX)

--------------------------------------------------------------------------------
                                         11/30/14                     5/31/14
--------------------------------------------------------------------------------
Net Assets                             $120.6 Million             $128.4 Million
Net Asset Value Per Share                  $1.00                      $1.00
Dollar-Weighted Average
 Portfolio Maturity                       7 Days                     11 Days

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14**
--------------------------------------------------------------------------------
 5/31/14 - 11/30/14*        1 YEAR                 5 YEARS              10 YEARS
      0.00%                  0.00%                  0.00%                 1.31%

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14**
--------------------------------------------------------------------------------
  1 YEAR                           5 YEARS                              10 YEARS
  0.00%                             0.00%                                 1.29%

--------------------------------------------------------------------------------
    7-DAY YIELD AS OF 11/30/14                    EXPENSE RATIO AS OF 5/31/14***
--------------------------------------------------------------------------------
    UNSUBSIDIZED            -0.45%                            0.48%
    SUBSIDIZED               0.00%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**A total return percentage of 0.00% represents less than 0.01% of net assets.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or reinvested net investment income. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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4  | USAA TREASURY MONEY MARKET TRUST

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                  USAA TREASURY                        iMoneyNet
                                MONEY MARKET TRUST*                     AVERAGE*
11/26/2013                              0.00%                            0.01%
12/31/2013                              0.00                             0.00
 1/28/2014                              0.00                             0.01
 2/25/2014                              0.00                             0.01
 3/25/2014                              0.00                             0.01
 4/29/2014                              0.00                             0.01
 5/27/2014                              0.00                             0.01
 6/24/2014                              0.00                             0.00
 7/29/2014                              0.00                             0.00
 8/26/2014                              0.00                             0.00
 9/30/2014                              0.00                             0.00
10/28/2014                              0.00                             0.00
11/25/2014                              0.00                             0.00

                                      [END CHART]

         Data represent the last Tuesday of each month. Ending date 11/25/14.

The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. average for all retail money market funds that hold U.S. Treasuries and repos backed by the U.S. Treasury and all retail money funds that hold 100% in U.S. Treasuries. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

*Represents less than 0.01%.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                        o CUMULATIVE PERFORMANCE OF $10,000 o

                          [CHART OF CUMULATIVE PERFORMANCE]

                                                                 USAA TREASURY
                                                              MONEY MARKET TRUST
11/30/04                                                         $10,000.00
12/31/04                                                          10,014.13
01/31/05                                                          10,027.91
02/28/05                                                          10,042.84
03/31/05                                                          10,060.57
04/30/05                                                          10,079.96
05/31/05                                                          10,101.00
06/30/05                                                          10,122.13
07/31/05                                                          10,146.00
08/31/05                                                          10,171.76
09/30/05                                                          10,199.46
10/31/05                                                          10,226.13
11/30/05                                                          10,255.58
12/31/05                                                          10,289.18
01/31/06                                                          10,319.93
02/28/06                                                          10,351.53
03/31/06                                                          10,389.39
04/30/06                                                          10,422.88
05/31/06                                                          10,461.24
06/30/06                                                          10,502.05
07/31/06                                                          10,541.21
08/31/06                                                          10,583.60
09/30/06                                                          10,626.32
10/31/06                                                          10,667.91
11/30/06                                                          10,709.64
12/31/06                                                          10,755.48
01/31/07                                                          10,796.12
02/28/07                                                          10,835.46
03/31/07                                                          10,880.86
04/30/07                                                          10,922.22
05/31/07                                                          10,966.25
06/30/07                                                          11,009.67
07/31/07                                                          11,052.66
08/31/07                                                          11,096.93
09/30/07                                                          11,132.44
10/31/07                                                          11,172.02
11/30/07                                                          11,208.20
12/31/07                                                          11,236.19
01/31/08                                                          11,262.58
02/29/08                                                          11,282.87
03/31/08                                                          11,298.19
04/30/08                                                          11,314.25
05/31/08                                                          11,330.32
06/30/08                                                          11,344.10
07/31/08                                                          11,358.58
08/31/08                                                          11,373.90
09/30/08                                                          11,383.58
10/31/08                                                          11,385.30
11/30/08                                                          11,386.38
12/31/08                                                          11,386.51
01/31/09                                                          11,386.52
02/28/09                                                          11,386.52
03/31/09                                                          11,386.53
04/30/09                                                          11,386.53
05/31/09                                                          11,386.54
06/30/09                                                          11,386.54
07/31/09                                                          11,386.55
08/31/09                                                          11,386.55
09/30/09                                                          11,386.56
10/31/09                                                          11,386.56
11/30/09                                                          11,386.57
12/31/09                                                          11,386.57
01/31/10                                                          11,386.58
02/28/10                                                          11,386.59
03/31/10                                                          11,386.59
04/30/10                                                          11,386.60
05/31/10                                                          11,386.61
06/30/10                                                          11,386.61
07/31/10                                                          11,386.62
08/31/10                                                          11,386.63
09/30/10                                                          11,386.64
10/31/10                                                          11,386.64
11/30/10                                                          11,386.65
12/31/10                                                          11,386.66
01/31/11                                                          11,386.66
02/28/11                                                          11,386.67
03/31/11                                                          11,386.68
04/30/11                                                          11,386.68
05/31/11                                                          11,386.69
06/30/11                                                          11,386.70
07/31/11                                                          11,386.70
08/31/11                                                          11,386.71
09/30/11                                                          11,386.72
10/31/11                                                          11,386.73
11/30/11                                                          11,386.73
12/31/11                                                          11,386.74
01/31/12                                                          11,386.75
02/29/12                                                          11,386.75
03/31/12                                                          11,386.76
04/30/12                                                          11,386.77
05/31/12                                                          11,386.78
06/30/12                                                          11,386.79
07/31/12                                                          11,386.79
08/31/12                                                          11,386.80
09/30/12                                                          11,386.81
10/31/12                                                          11,386.82
11/30/12                                                          11,386.83
12/31/12                                                          11,386.83
01/31/13                                                          11,386.84
02/28/13                                                          11,386.85
03/31/13                                                          11,386.86
04/30/13                                                          11,386.86
05/31/13                                                          11,386.87
06/30/13                                                          11,386.88
07/31/13                                                          11,386.89
08/31/13                                                          11,386.90
09/30/13                                                          11,386.91
10/31/13                                                          11,386.91
11/30/13                                                          11,386.92
12/31/13                                                          11,386.93
01/31/14                                                          11,386.94
02/28/14                                                          11,386.95
03/31/14                                                          11,386.95
04/30/14                                                          11,386.96
05/31/14                                                          11,386.97
06/30/14                                                          11,386.98
07/31/14                                                          11,386.99
08/31/14                                                          11,387.00
09/30/14                                                          11,387.01
10/31/14                                                          11,387.02
11/30/14                                                          11,387.03

                                  [END CHART]

                        Data from 11/30/04 to 11/30/14.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview page.

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6  | USAA TREASURY MONEY MARKET TRUST

================================================================================

                          o ASSET ALLOCATION - 11/30/14 o

                          [PIE CHART OF ASSET ALLOCATION]

REPURCHASE AGREEMENTS                                                      94.5%
U.S. TREASURY BILLS                                                         4.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

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PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                             VALUE
(000)      SECURITY                                                                                (000)
--------------------------------------------------------------------------------------------------------
           U.S. TREASURY BILLS (4.2%)(e)
$ 5,000    0.02%, 3/12/2015                                                                     $  5,000
                                                                                                --------
           Total U.S. Treasury Bills (cost: $5,000)                                                5,000
                                                                                                --------
           REPURCHASE AGREEMENTS (94.5%)
 40,000    Bank of America, N.A., 0.07%, acquired 11/28/2014 and due on
            12/01/2014 at $40,000 (collateralized by $58,332 of U.S. Treasury,
            2.72%(a), due 2/15/2028; market value $40,800)                                        40,000
 25,000    Credit Agricole Corp. Investment Bank, 0.08%, acquired
            11/28/2014 and due on 12/01/2014 at $25,000 (collateralized by
            $24,942 of U.S. Treasury, 0.13%(c), due 4/15/2019;
            market value $25,500)                                                                 25,000
 10,000    Credit Agricole Corp. Investment Bank, 0.10%, acquired
            11/28/2014 and due on 12/01/2014 at $10,000 (collateralized by
            $9,794 of Government National Mortgage Assn., 2.50%-5.04%(b),
            due 7/20/2025-9/20/2064; market value $10,200)                                        10,000
 24,000    Credit Suisse Securities, LLC, 0.10%, acquired
            11/28/2014 and due on 12/01/2014 at $24,000 (collateralized by
            $23,540 of U.S. Treasury, 0.13%(c), due 1/15/2022;
            market value $24,484)                                                                 24,000
 15,000    HSBC USA, Inc., 0.07%, acquired 11/28/2014 and due on
            12/01/2014 at $15,000 (collateralized by $15,760 of U.S. Treasury,
            2.75%(d), due 8/15/2042; market value $15,300)                                        15,000
                                                                                                --------
           Total Repurchase Agreements (cost: $114,000)                                          114,000
                                                                                                --------

           TOTAL INVESTMENTS (COST: $119,000)                                                   $119,000
                                                                                                ========

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                        (LEVEL 1)            (LEVEL 2)         (LEVEL 3)
                                    QUOTED PRICES    OTHER SIGNIFICANT       SIGNIFICANT
                                IN ACTIVE MARKETS           OBSERVABLE      UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS               INPUTS            INPUTS           TOTAL
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                            $-             $  5,000                $-        $  5,000
Repurchase Agreements                           -              114,000                 -         114,000
--------------------------------------------------------------------------------------------------------
Total                                          $-             $119,000                $-        $119,000
--------------------------------------------------------------------------------------------------------

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8  | USAA TREASURY MONEY MARKET TRUST

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in
    Note 1 to the financial statements.

    The cost of securities at November 30, 2014, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

    (c) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

    (d) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (e) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

See accompanying notes to financial statements.

================================================================================

10  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)                    $  5,000
   Investments in repurchase agreements (cost approximates market value)                    114,000
   Cash                                                                                       1,610
   Receivables:
      Capital shares sold                                                                        94
      USAA Asset Management Company (Note 4C)                                                     7
      Interest                                                                                    1
                                                                                           --------
         Total assets                                                                       120,712
                                                                                           --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                                    69
   Accrued management fees                                                                       13
   Other accrued expenses and payables                                                           30
                                                                                           --------
         Total liabilities                                                                      112
                                                                                           --------
             Net assets applicable to capital shares outstanding                           $120,600
                                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                         $120,602
   Undistributed net investment loss                                                             (2)
                                                                                           --------
             Net assets applicable to capital shares outstanding                           $120,600
                                                                                           ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                          120,602
                                                                                           ========
   Net asset value, redemption price, and offering price per share                         $   1.00
                                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                         $  34
                                                                           -----
EXPENSES
   Management fees                                                            78
   Administration and servicing fees                                          62
   Transfer agent's fees                                                      72
   Custody and accounting fees                                                38
   Postage                                                                     3
   Shareholder reporting fees                                                  7
   Trustees' fees                                                             12
   Registration fees                                                          16
   Professional fees                                                          30
   Other                                                                       4
                                                                           -----
            Total expenses                                                   322
   Expenses reimbursed                                                      (287)
                                                                           -----
            Net expenses                                                      35
                                                                           -----
NET INVESTMENT LOSS                                                        $  (1)
                                                                           =====

See accompanying notes to financial statements.

================================================================================

12  | USAA TREASURY MONEY MARKET TRUST

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended May 31,
2014

---------------------------------------------------------------------------------------------------
                                                                    11/30/2014            5/31/2014
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)                                       $     (1)            $      1
                                                                      -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                    (1)                  (1)
                                                                      -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            19,588               64,347
   Reinvested dividends                                                      1                    1
   Cost of shares redeemed                                             (27,403)             (77,406)
                                                                      -----------------------------
      Decrease in net assets from capital share transactions            (7,814)             (13,058)
                                                                      -----------------------------
   Net decrease in net assets                                           (7,816)             (13,058)

NET ASSETS
   Beginning of period                                                 128,416              141,474
                                                                      -----------------------------
   End of period                                                      $120,600             $128,416
                                                                      =============================
Undistributed net investment loss:
   End of period                                                      $     (2)            $      -
                                                                      =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                           19,588               64,347
  Shares issued for dividends reinvested                                     1                    1
  Shares redeemed                                                      (27,403)             (77,406)
                                                                      -----------------------------
      Decrease in shares outstanding                                    (7,814)             (13,058)
                                                                      =============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund provides investors maximum current income while maintaining the highest degree of safety and liquidity.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these

================================================================================

14  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost, which approximates market value.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager

================================================================================

16  | USAA TREASURY MONEY MARKET TRUST

================================================================================

    monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

    Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At November 30, 2014, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2014, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes. For the six-month period ended November 30, 2014,

================================================================================

18  | USAA TREASURY MONEY MARKET TRUST

================================================================================

the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2014, the Fund incurred management fees, paid or payable to the Manager, of $78,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2014, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $62,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2014, the Fund reimbursed the Manager $2,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION - The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time without prior notice to shareholders. For the six-month period ended November 30, 2014, the Fund incurred reimbursable expenses of $287,000, of which $7,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended November 30, 2014, the Fund incurred transfer agent's fees, paid or payable to SAS, of $72,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

20  | USAA TREASURY MONEY MARKET TRUST

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED
                                NOVEMBER 30,                    YEAR ENDED MAY 31,
                               -------------------------------------------------------------------------
                                   2014         2014         2013         2012        2011          2010
                               -------------------------------------------------------------------------
Net asset value at
 beginning of period           $   1.00     $   1.00     $   1.00     $   1.00    $   1.00      $   1.00
                               -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment
  income (loss)(a)                 (.00)         .00          .00          .00         .00           .00
Less distributions from:
 Net investment income(a)          (.00)        (.00)        (.00)        (.00)       (.00)         (.00)
                               -------------------------------------------------------------------------
Net asset value at
 end of period                 $   1.00     $   1.00     $   1.00     $   1.00    $   1.00      $   1.00
                               =========================================================================
Total return (%)*(b),(e)            .00          .00          .00          .00         .00           .00(c)
Net assets at end
 of period (000)               $120,600     $128,416     $141,474     $150,266    $159,194      $171,758
Ratios to average
 net assets:**
 Expenses (%)(b),(d)                .06(f)       .04          .15          .08         .16           .14(c)
 Expenses, excluding
  reimbursements (%)(b),(d)         .52(f)       .48          .49          .48         .48           .45(c)
 Net investment
  income (loss) (%)(e)             (.00)(f)      .00          .00          .00         .00           .00

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were
    $124,199,000.
(a) Represents less than $0.01 per share.
(b) Effective December 1, 2008, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.
(c) During the year ended May 31, 2010, SAS reimbursed the Fund $8,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by
    0.01%. This decrease is excluded from the expense ratio in the Financial
    Highlights table.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                      -         (.00%)(+)    (.00%)(+)    (.00%)(+)   (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(e) Represents less than 0.01%.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

EXPENSE EXAMPLE

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

================================================================================

22  | USAA TREASURY MONEY MARKET TRUST

================================================================================

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                        BEGINNING               ENDING           DURING PERIOD* JUNE
                                       ACCOUNT VALUE         ACCOUNT VALUE        1, 2014-NOVEMBER
                                       JUNE 1, 2014        NOVEMBER 30, 2014          30, 2014
                                      ---------------------------------------------------------------
Actual                                   $1,000.00             $1,000.00                  $0.30

Hypothetical
 (5% return before expenses)              1,000.00              1,024.77                   0.30

*Expenses are equal to the Fund's annualized expense ratio of 0.06%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of less than 0.01% for the six-month period of June 1, 2014, through November 30, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  23

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

201010-0115

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      We know what it means to serve.(R)

================================================================================
    23416-0115                               (C)2015, USAA. All rights reserved.

    ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.